Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 3,835,639	$ 1,130,771	$ (2,340,718)
Items not requiring (providing) cash:
Deferred income taxes	949,122	(217,737)	701,199
Depreciation	717,222	826,440	965,504
Provision for loan losses	3,350,000	5,200,000	6,900,000
Gain on sale of loans and investment securities	(2,851,249)	(2,024,982)	(2,133,154)
Loss on sale of foreclosed assets	520,255	341,376	285,010
Accretion of gain on termination of interest rate swaps	0	(508,746)	(1,017,492)
Amortization of deferred income, premiums and discounts, net	529,016	587,769	352,345
Stock award plans	186,654	109,386	95,268
Origination of loans held for sale	(58,776,634)	(81,958,753)	(78,535,230)
Proceeds from sale of loans held for sale	59,104,282	84,488,527	78,447,333
Release of ESOP shares	126,737	100,014	121,219
Increase in cash surrender value of bank owned life insurance	(321,257)	(380,090)	(69,540)
Changes in:
Prepaid FDIC deposit insurance premiums	888,280	1,158,519	(4,135,875)
Accrued interest receivable	530,954	1,289	(39,113)
Prepaid expenses and other assets	(4,120)	569,548	767,817
Accrued expenses and other liabilities	(349,891)	(551,779)	(214,248)
Income taxes payable	(681,017)	3,887,321	(3,333,407)
Net cash provided by (used in) operating activities	7,753,993	12,758,873	(3,183,082)
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	14,093,653	7,493,436	18,959,641
Principal payments on held-to-maturity securities	42,385	211,827	83,682
Principal payments on available-for-sale securities	15,633,730	13,855,527	13,087,448
Purchase of available-for-sale securities	(73,537,207)	(55,262,990)	(82,769,479)
Proceeds from sales of available-for-sale securities	46,274,707	17,516,564	25,356,214
Proceeds from maturities of available-for-sale securities	26,775,000	28,956,500	8,500,000
Purchase of premises and equipment	(816,359)	(333,609)	(1,459,557)
Purchase of tax credit investments	(950,086)	0	(3,433,867)
Purchase of interest bearing deposits	0	0	(34,605,802)
Proceeds from maturities of interest bearing deposits	7,197,346	5,000,000	18,045,000
Purchase of bank owned life insurance	0	0	(10,000,000)
Redemption of Federal Home Loan Bank stock	1,178,300	951,400	753,500
Capitalized costs on foreclosed assets held for sale	(102,804)	(737,336)	(122,162)
Insurance proceeds on foreclosed assets held for sale	0	637,427	0
Proceeds from sale of foreclosed assets held for sale	5,627,426	6,295,990	4,268,852
Net cash provided by (used in) investing activities	41,416,091	24,584,736	(43,336,530)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	24,675,024	5,504,374	160,490,510
Net decrease in certificates of deposit	(20,785,632)	(37,861,203)	(94,518,877)
Net decrease in securities sold under agreements to repurchase	(14,750,000)	0	0
Proceeds from FHLB advances	0	0	5,000,000
Repayments of FHLB advances	(25,000,000)	(23,000,000)	(21,386,000)
Repayments of notes payable	0	0	(1,435,190)
Advances from borrowers for taxes and insurance	22,507	(1,608)	(30,717)
Proceeds from issuance preferred stock and warrants	0	0	17,000,000
Common and preferred cash dividends paid	(850,000)	(850,000)	(672,917)
Treasury stock purchased	(53,230)	(6,540)	(7,515)
Net cash provided by (used in) financing activities	(36,741,331)	(56,214,977)	64,439,294
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,428,753	(18,871,368)	17,919,682
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	14,145,329	33,016,697	15,097,015
CASH AND CASH EQUIVALENTS END OF YEAR	26,574,082	14,145,329	33,016,697
Supplemental Cash Flows Information
Real estate acquired in settlement of loans	5,517,045	17,564,615	5,536,091
Interest paid	9,970,762	15,326,326	20,705,742
Income taxes paid, net of (refunds)	435,000	(3,726,331)	496,661
Sale and financing of foreclosed assets held for sale	$ 1,461,378	$ 7,246,939	$ 315,000